SHARE-BASED COMPENSATION - Information for Share Options (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from the exercise of share options	$ 3,610	$ 3,254	$ 5,092
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from the exercise of share options	2,192	3,036	1,904
Intrinsic value of share options exercised	$ 18,004	$ 6,205	$ 5,152
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 2.45	$ 2.29	$ 3.45
Proceeds from the exercise of share options	$ 2,195	$ 218	$ 511
Intrinsic value of share options exercised	$ 1,246	$ 28	$ 98
MRP Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 0.08	$ 0.00	$ 0.03
Proceeds from the exercise of share options	$ 173	$ 0	$ 0
Intrinsic value of share options exercised	$ 6	$ 0	$ 0